Balance Sheet Details (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Balance Sheet Information [Abstract]
Schedule of Other Current Assets
Other current assets consists of the following (in thousands):

	December 31,
	2021	2020
FF&E and leasehold improvement allowances	$8,206	$1,820
Non-income tax assets	6,728	5,829
Deposits due from landlords	1,165	490
Other current assets	317	236
Total other current assets	$16,416	$8,375

Schedule of Other Non-Current Assets
Other non-current assets consists of the following (in thousands):

	December 31,
	2021	2020
Deferred transaction costs	$8,027	$—
Long-term deposits due from landlords	14,010	6,892
Other non-current assets	—	149
Total non-current assets	$22,037	$7,041

Schedule of Accrued Liabilities
Accrued liabilities consists of the following (in thousands):

	December 31,
	2021	2020
Accrued compensation	$5,607	$3,269
Accrued legal expenses	595	1,606
Accrued interest	2,503	—
Accrued travel voucher liability	2,130	976
Accrued other liabilities	8,722	2,397
Total accrued liabilities	$19,557	$8,248